S000001269 [Member] Expense Example - INCOME EQUITY FUND - INCOME EQUITY FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	342
Expense Example, with Redemption, 10 Years	$ 784